UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Other comprehensive income (loss), tax	¥ 0	$ 0	¥ 0